Shareholder Report, Line Graph (Details) 74200002100_Templeton Foreign Fund_Class C_TSR Annual {Class C} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	$ 15,297	$ 14,147	$ 12,586	$ 10,178	$ 12,110	$ 9,646	$ 9,987	$ 11,401	$ 11,492	$ 10,000	$ 18,249
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	$ 19,717	$ 17,083	$ 14,451	$ 12,915	$ 16,048	$ 12,852	$ 11,865	$ 12,266	$ 11,888	$ 10,000	$ 25,110